Liabilities Collateralized by Pledges - Balance of Liabilities Collateralized by Pledges (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Mortgage for U.S. headquarters facility	$ 0	$ 5,888,000
Collateralized by Pledges [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Mortgage for U.S. headquarters facility		$ 5,888,000